Related party transactions	6 Months Ended
Dec. 31, 2019
Disclosure of transactions between related parties [abstract]
Related party transactions
Related party transactions

The group’s significant related parties are its associates, joint ventures, key management personnel and pension plans. There have been no transactions with these related parties during the six months ended 31 December 2019 on terms other than those that prevail in arm’s length transactions.